LOSS PER ORDINARY SHARE - Basic (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic
Loss (U.S. dollars in thousands)	$ 71,669	$ 97,744	$ 76,173
Weighted average number of ordinary shares outstanding during the period (in thousands)	619,299	465,273	364,276
Basic loss per share (U.S. dollars)	$ 0.12	$ 0.21	$ 0.21